Consolidated Statements of Changes in Stockholders' Equity (FY) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2017	$ 300	$ 46,117	$ 7,816	$ (1,095)	$ (81)	$ (5,326)	$ 47,731
Balance (in shares) at Dec. 31, 2017	30,069,045
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	815	0	0	0	815
Common stock issued for services	$ 0	45	0	0	0	0	45
Common stock issued for services (in shares)	18,906
Common stock repurchased for tax withholdings	$ 0	(108)	0	0	0	0	(108)
Common stock repurchased for tax withholdings (in shares)	(51,327)
Release of unearned ESOP shares	$ 0	12	0	68	0	0	80
Change in unrealized loss on securities available-for-sale, net of tax	0	0	0	0	(202)	0	(202)
Restricted stock compensation expense	$ 0	36	0	0	0	0	36
Restricted stock compensation expense (in shares)	0
Stock-based compensation expense	$ 0	39	0	0	0	0	39
Balance at Dec. 31, 2018	$ 300	46,141	8,631	(1,027)	(283)	(5,326)	48,436
Balance (in shares) at Dec. 31, 2018	30,036,624
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	(137)	0	0	0	(137)
Common stock issued for services		52	0	0	0	0	52
Common stock repurchased for tax withholdings		14	0	0	0	0	14
Release of unearned ESOP shares		(3)	0	50	0	0	47
Balance at Sep. 30, 2019		46,353	8,494	(977)	11	(5,326)	48,860
Balance at Dec. 31, 2018	$ 300	46,141	8,631	(1,027)	(283)	(5,326)	48,436
Balance (in shares) at Dec. 31, 2018	30,036,624
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	(206)	0	0	0	(206)
Common stock issued for services	$ 1	52	0	0	0	0	53
Common stock issued for services (in shares)	42,168
Common stock repurchased for tax withholdings	$ 0	(14)	0	0	0	0	(14)
Common stock repurchased for tax withholdings (in shares)	0
Release of unearned ESOP shares	$ 0	(3)	0	68	0	0	65
Change in unrealized loss on securities available-for-sale, net of tax	0	0	0	0	260	0	260
Restricted stock compensation expense	$ 4	212	0	0	0	0	216
Restricted stock compensation expense (in shares)	406,853
Stock-based compensation expense	$ 0	38	0	0	0	0	38
Balance at Dec. 31, 2019	$ 305	46,426	8,425	(959)	(23)	(5,326)	48,848
Balance (in shares) at Dec. 31, 2019	30,485,645
Balance at Jun. 30, 2019		46,292	8,773	(994)	(34)	(5,326)	49,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	(279)	0	0	0	(279)
Common stock repurchased for tax withholdings		14	0	0	0	0	14
Release of unearned ESOP shares		2	0	17	0	0	19
Balance at Sep. 30, 2019		46,353	8,494	(977)	11	(5,326)	48,860
Balance at Dec. 31, 2019	$ 305	46,426	8,425	(959)	(23)	(5,326)	48,848
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	(61)	0	0	0	(61)
Common stock issued for services		45	0	0	0	0	45
Release of unearned ESOP shares		0	0	50	0	0	50
Balance at Sep. 30, 2020		46,750	8,364	(909)	181	(5,326)	49,366
Balance at Jun. 30, 2020		46,650	8,608	(927)	209	(5,326)	49,520
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	(244)	0	0	0	(244)
Release of unearned ESOP shares		0	0	18	0	0	18
Balance at Sep. 30, 2020		$ 46,750	$ 8,364	$ (909)	$ 181	$ (5,326)	$ 49,366